Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Inventory write-down	$ 192,000	$ 153,798	$ 57,261
Inventory included in cost of sales	31,438,059	$ 13,360,068	$ 9,706,044
Amount allocated to finished goods inventory	$ 353,575